Consolidated Balance Sheet (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 917.1	$ 1,564.1
Short-term investments, at quoted market value	8.9	7.1
Accounts receivable, less allowances of $39.2 and $46.4	1,473.8	1,375.7
Inventories	1,172.9	1,129.4
Deferred tax assets	181.3	143.4
Other current assets	381.0	311.2
Total current assets	4,135.0	4,530.9
Property, Plant and Equipment, at Cost, Net	1,360.2	1,285.9
Acquisition-related Intangible Assets, Net	5,913.7	6,192.4
Other Assets	944.8	908.8
Goodwill	8,995.7	8,707.0
Total Assets	21,349.4	21,625.0
Current Liabilities:
Short-term obligations and current maturities of long-term obligations	105.8	117.5
Accounts payable	546.7	529.8
Accrued payroll and employee benefits	304.5	280.3
Accrued income taxes	59.2	28.4
Deferred revenue	158.2	139.8
Other accrued expenses	535.4	543.5
Total current liabilities	1,709.8	1,639.3
Deferred Income Taxes	1,626.1	1,871.1
Other Long-term Liabilities	621.2	617.8
Long-term Obligations	2,031.3	2,064.0
Commitments and Contingencies (Note 10)
Incremental Convertible Debt Obligation	0	1.9
Shareholders' Equity:
Preferred stock, $100 par value, 50,000 shares authorized; none issued
Common stock, $1 par value, 1,200,000,000 shares authorized; 401,779,152 and 423,875,260 shares issued	401.8	423.9
Capital in excess of par value	10,019.7	11,140.7
Retained earnings	5,386.4	4,350.8
Treasury stock at cost, 10,409,268 and 14,564,637 shares	(490.5)	(576.5)
Accumulated other comprehensive items	43.6	92.0
Total shareholders' equity	15,361.0	15,430.9
Total Liabilities & Shareholders' Equity	$ 21,349.4	$ 21,625.0